Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Financial Instruments with Off-Balance Sheet Risk
Financial Instruments with Off-Balance Sheet Risk
In accordance with the investment strategy of the separately managed accounts, the Plan’s investment managers execute transactions in various financial instruments that may give rise to varying degrees of off-balance sheet market and credit risk, including investment liabilities. These investment liabilities involve obligations to deliver specified securities at contracted prices and thereby create a liability to purchase the securities at prevailing future market prices. Accordingly, these transactions result in off-balance sheet risk as the Plan’s ultimate obligation to satisfy the sale of investment liabilities may exceed the amount recognized in the financial statements.
Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. Derivatives may be traded on an exchange (exchange-traded) or they may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives.
The Plan enters into various types of derivatives, including:
•Futures and Forwards. Contracts that commit counterparties to purchase or sell financial instruments, commodities or currencies in the future.
•Swaps. Contracts that require counterparties to exchange cash flows, such as currency or interest payment streams. The amounts exchanged are based on the specific terms of the contract with reference to specified rates, financial instruments, commodities, currencies or indices.
•Options. Contracts in which the option purchaser has the right, but not the obligation, to purchase from or sell to the option writer financial instruments, commodities or currencies within a defined time period for a specified price.
As a writer of option contracts, the Plan receives a premium to become obligated to buy or sell financial instruments for a period of time at the holder’s option. During this period, the Plan bears the risk of an unfavorable change in the fair value of the financial instrument underlying the option, but has no credit risk, as the counterparty has no performance obligation to the Plan once it has paid its cash premium.
Derivatives are recorded on a gross basis in the statements of net assets available for benefits and are accounted for at fair value.
Risk Management
Market risk includes risk that arises from the potential for changes in value of financial instruments resulting from fluctuations in interest and foreign exchange rates, in prices of commodities, and in prices of debt and equity securities. In many cases, these financial instruments serve to reduce, rather than increase, the Plan’s exposure to losses from market or other risks. In addition, the measurement of market risk is meaningful only when all related and offsetting transactions are identified. The investment managers may limit the Plan’s market risk by holding or purchasing offsetting positions.
The Plan is subject to credit risk of counterparty nonperformance on derivative assets, except for written options, which obligate the Plan to perform and do not give rise to any counterparty credit risk.
The tables below present information about derivative contracts by major product type.

	Fair Value as of December
	2025		2024
$ in thousands	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rates	$–	$30	$68	$–
Commodities	222	–	292	2
Equities	2,570	24	344	–
Total gross fair value	$2,792	$54	$704	$2
Not offset in the statements of net assets available for benefits
Counterparty netting	$(24)	$(24)	$(2)	$(2)
Cash collateral netting	(2,768)	(30)	(702)	–
Total	$–	$–	$–	$–

	Notional Amounts as of December
$ in thousands	2025	2024
Interest rates	$127,220	$85,638
Commodities	79,944	117,891
Equities	132,966	128,447
Total	$340,130	$331,976
In the tables above:
•The amount of derivative assets and liabilities reported on the statements of net assets available for benefits is the gross fair value and excludes the impact of any legally enforceable master netting agreements and cash collateral held by the Plan.
•Notional amounts, which represent the sum of gross long and short derivative contracts, provide an indication of the volume of the Plan’s derivative activity and do not represent anticipated losses.
The table below presents the net appreciation/(depreciation) in the fair value of derivatives (including gains and losses on derivatives bought and sold, as well as held during the year) by major product type.

	Year Ended December
$ in thousands	2025	2024
Interest rates	$38	$(1,683)
Credit	–	65
Currencies	–	480
Commodities	(6,206)	(1,274)
Equities	6,113	(1,327)
Total	$(55)	$(3,739)
Credit Derivatives
The Plan’s investment managers enter into various credit derivative transactions.
The Plan may enter into credit default swaps. Single-name credit default swaps protect the buyer against the loss of principal on one or more bonds, loans or mortgages (reference obligations) in the event the issuer of the reference obligations suffers a credit event. The buyer of protection pays an initial or periodic premium to the seller and receives protection for the period of the contract. If there is no credit event, as defined in the contract, the seller of protection makes no payments to the buyer. If a credit event occurs, the seller of protection is required to make a payment to the buyer, calculated according to the terms of the contract.
The Plan had no written or purchased credit derivative transactions as of both December 2025 and December 2024.